Financial Risk Management Objectives and Policies - Schedule of Financial Liabilities by Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	R$ 440,994	R$ 426,937
Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	3,706,022	R$ 3,489,887
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	5,557,069
Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	3,706,022
Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	1,166,291
Liquidity risk [member] | Accounts payable forfaiting [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	162,778
Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	440,994
Liquidity risk [member] | Provisions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	80,984
Immediate [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	1,002,411
Immediate [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	98,244
Immediate [member] | Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	724,469
Immediate [member] | Liquidity risk [member] | Accounts payable forfaiting [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	162,778
Immediate [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	16,920
Until 6 months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	593,482
Until 6 months [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	111,550
Until 6 months [member] | Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	388,584
Until 6 months [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	93,348
7 to 12 months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	249,202
7 to 12 months [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	125,257
7 to 12 months [member] | Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	53,238
7 to 12 months [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	70,707
More than one year up to five years [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	3,610,979
More than one year up to five years [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	3,269,976
More than one year up to five years [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	260,019
More than one year up to five years [member] | Liquidity risk [member] | Provisions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	80,984
More than five years [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	100,995
More than five years [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	R$ 100,995